Shareholders' Equity	12 Months Ended
Dec. 31, 2025
Stockholders' Equity Note [Abstract]
Shareholders' Equity
Note 15 - Shareholders’ Equity

A.          General

The Company shares are traded on the NASDAQ Global Market under the symbol of CAMT and are also listed and traded on the Tel-Aviv stock exchange.

B.          Stock Option Plan

As of December 31, 2025, the Company has one effective Share Incentive Plan (and Sub-Plan for Grantees Subject to Israeli Taxation) for the issuance of options, restricted share units and/ or restricted shares to employees, officers, directors, consultants and other services providers of the Company or any affiliated companies thereof (the “2018 Plan”). The 2018 Plan was adopted by the Company in April 2018 and thereby replaced the Company’s previous equity plans (the “2014 Share Option Plan” and the “2007 Restricted Share Unit Plan”). The total number of equity awards that may be granted under the 2018 Plan during each calendar year is equal to three and a half percent (3.5%) of the Company’s total issued and outstanding Share capital as of December 31 of the preceding calendar year.

The fair value of each option award is estimated on the date of grant using the Black-Scholes-Merton option-pricing model that used the weighted average assumptions in the following table and recognized over the vesting period of four years. The risk‑free rate for the expected term of the option is based on the U.S. Treasury yield curve in effect at the time of grant. In 2025, 4,380 options were granted (2024 - 4,905 options). The contractual life of the stock options is 7 years.

	2025 Grant	2024 Grant
Valuation assumptions:
Dividend yield	-	-
Expected volatility	62.11%	55%
Risk-free interest rate	3.67%	3.5%
Expected life (years) *	4.0	4.0
Vesting period (years)	1.0	1.0

*Expected life for the periods presented was determined according to the simplified method. The Company determined that the simplified method is appropriate due to substantial changes in vesting periods of options granted which cause existing historical experience to be irrelevant to expectations for current grants.

The total intrinsic value of outstanding options as of December 31, 2025, 2024, and 2023 is $1,338, $863 and $1,207, respectively.

The total intrinsic value of vested options as of December 31, 2025, 2024, and 2023 is $1,183, $863 and $1,189 respectively.

The total stock option compensation expense amounted to $220, $140, and $100 in 2025, 2024 and 2023, respectively.

As of December 31, 2025, 4,380 options were unvested. The unrecognized compensation cost related to non-vested share-based compensation arrangements amounted to $49, which will be recognized over one year.

Share option activity during the past three years is as follows:

	Year Ended December 31,
	2025		2024		2023
		Weighted		Weighted		Weighted
	Number	average	Number	average	Number	average
	of	exercise	of	exercise	of	exercise
	options	price US$	options	price US$	options	price US$
Outstanding at January 1	22,555	42.64	26,097	22.99	21,318	12.96
Granted	4,380	59.76	4,905	81.28	16,224	31.5
Forfeited and cancelled	-	-	-	-	-	-
Exercised	(3,026)	22.63	(8,447)	4.38	(11,445)	16.41

Outstanding at year end	23,909	48.31	22,555	42.64	26,097	22.99

Exercisable at year end	19,529	45.74	17,650	31.90	22,577	16.78

The income tax benefit associated with stock options exercised each year was immaterial.

			Weighted	Aggregate
	Number	Weighted	Average	intrinsic
	of	average	Remaining	Value (in
	options	exercise	Contractual	US$
	outstanding	price US$	term (years)	thousands)

Outstanding as of December 31, 2025	23,909	48.31	4.78	1,388

The following table summarizes information about non-vested options at December 31, 2025:

	Options	Weighted average grant- date fair value
Balance at January 1, 2025	4,905	33.13
Granted	4,380	34.25
Vested	(4,905)	33.13

Balance at December 31, 2025	4,380	34.25

C.	Restricted Share Unit Plan

In April 2018, the Company adopted a Restricted Share Unit (“RSU”) Plan (the “Plan”) to replace the 2007 Restricted Share Unit Plan, pursuant to which the Company’s Board of Directors may grant shares to officers and key employees. The total number of shares, which may be granted to directors, officers, employees and consultants under this Plan, is limited to 3.5% out of the outstanding shares (1,603,985 as of December 31, 2025). Forfeited units are returned to the pool.

The exercise price for each grantee shall be as determined by the Board and specified in the applicable RSU notice of grant; provided, however, that unless otherwise determined by the Board (which determination shall not require shareholder approval unless so required in order to comply with Mandatory Law), the exercise price shall be no more than the underlying share’s nominal value. For the removal of any doubt, the Board is authorized (without the need for shareholder approval unless so required in order to comply with Mandatory Law) to determine that the exercise price of an RSU is to be $0.00.

Unless otherwise determined by the Board with respect to any specific grantee or to any specific grant, (which determination shall not require shareholder approval unless so required in order to comply with Mandatory Law) and provided accordingly in the applicable RSU notice of grant, the RSUs shall vest (become automatically exercised) according to the vesting schedules as determined by the Board.

	RSUs	Weighted average grant date value
Balance at January 1, 2025	777,350	$43.97
Granted	265,775	$63.65
Vested	(375,801)	$41.81
Forfeited	(17,927)	$45.85

Balance at December 31, 2025	649,397	$53.28

The total intrinsic value of outstanding RSUs as of December 31, 2025, 2024 and 2023 is $69,110, $62,079 and $78,077, respectively.

The income tax benefit recognized in income associated with RSUs is $574.

Total grant date fair value of shares vested in 2025 was $15,712.

The weighted average grant date fair value of RSUs granted during 2025, 2024, and 2023 is $63.65, $83.83 and $26.43, respectively.

The total compensation cost from RSUs recognized in the years ending December 31, 2025, 2024 and 2023 was recorded as follows:

	Year Ended December 31,
	2025	2024	2023
	U.S. Dollars (in thousands)
Cost of revenues	2,817	2,197	1,591
Research and development	5,389	4,863	4,221
Selling, general and administrative	8,686	7,302	6,677

	16,672	14,362	12,489

The unrecognized compensation expense in the amount of $26,088 will be recognized in the years 2026 to 2029.